FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

November 4, 2015

Filed Via EDGAR (CIK # 0001109441)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:      Franklin Floating Rate Master Trust (Registrant)

File No. 811-09869

Ladies/Gentlemen:

Submitted herewith under the EDGAR system, please find Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Investment Company Act of 1940 (1940 Act).

This filing is being filed pursuant to Rule 8b-15 under the 1940 Act, to amend  the Registrant’s Statement, as pertaining to the Part A and Part B to register shares of two new series of the Registrant – the Franklin Middle Tier Floating Rate Fund and Franklin Lower Tier Floating Rate Fund.

The shares of the Funds are not registered under the Securities Act of 1933, as amended (1933 Act), because each Fund issues its shares only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the 1933 Act. Shares of the Funds are sold only to “accredited investors,” as defined in Regulation D under the 1933 Act. This Amendment is not offering to sell, or soliciting any offer to buy, any security to the public within the meaning of the 1933 Act.

Please direct any comments or questions regarding this filing to Navid Tofigh (650) 312-3492.

Sincerely yours,

Franklin FLOATING RATE MASTER TRUST

/s/KAREN L. SKIDMORE

Karen L. Skidmore

Vice President and Secretary

Attachments

KLS:smk